Staff Expenses - Summary of Number of Employees (Detail) - Employee	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total average number of employees at full time equivalent basis	53,431	52,233	51,504
Netherlands [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total average number of employees at full time equivalent basis	14,415	13,600	13,141
International [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total average number of employees at full time equivalent basis	39,016	38,633	38,363